Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 15:	Income Taxes

The provision for income taxes includes these components:

($ in thousands)	For The Year Ended December 31,
	2012	2011
Taxes currently payable	$71	$(179)
Deferred provision	1,858	837
Income tax expense	$1,929	$658

A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense is shown below:

	For The Year Ended December 31,
($ in thousands)	2012	2011
Computed at the statutory rate (34%)	$2,293	$789
Increase (decrease) resulting from
Tax exempt interest	(233)	(329)
BOLI Income	(120)	(126)
BOLI Surrender	-	217
Penalty on Modified Endowment Contracts (MEC)	-	64
Other	(11)	43
Actual tax expense	$1,929	$658

The tax effects of temporary differences related to deferred taxes shown on the balance sheets are:

	At December 31,
($ in thousands)	2012	2011
Deferred tax assets
Allowance for loan losses	$2,316	$2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
	(5,734)	(5,222)
Net deferred tax asset	$177	$2,286

The NOL carry over of $6.2 million begins to expire in 2029.

The Company performed a valuation analysis based on income projections of the deferred tax asset as of December 31, 2012.  Based upon that analysis, no valuation reserve was required.